Financial Assets at FVTPL (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets At FVTPL [Abstract]
Schedule of Financial Assets at FVTPL
	As of December 31,
	2024	2025
	$’000	$’000
Current:
Wealth management product	7	-
Total	7	-